Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,559,399	$ 4,321,245
Cost of Revenue	1,164,018	1,023,160
Operating Expenses	8,418,761	6,508,356
Operating Income (Loss)	(5,023,380)	(3,210,271)
Assets	4,266,941	5,720,122
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,547,056	1,866,154
Cost of Revenue	279,246	304,615
Operating Expenses	6,057,305	3,748,307
Operating Income (Loss)	(4,789,494)	(2,186,768)
Assets	3,986,976	5,211,878
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,501,416	1,668,252
Cost of Revenue	723,544	443,191
Operating Expenses	1,823,365	2,059,381
Operating Income (Loss)	(45,493)	(834,320)
Assets	198,609	284,788
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	510,927	786,839
Cost of Revenue	161,228	275,354
Operating Expenses	538,091	700,668
Operating Income (Loss)	(188,393)	(189,183)
Assets	$ 81,356	$ 223,456